Exhibit 99.2

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2022, leases with a total base residual value of $19,098,994.98 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2022. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	March	$1,048,303,754.79
	April	$1,004,228,718.76	$18,876,882.55	9.32%	$30,438,995.90	3.37%
	May	$965,616,605.16	$18,318,149.69	9.05%	$25,407,431.95	2.81%
	June	$920,535,168.32	$17,610,741.49	8.70%	$32,387,558.24	3.59%
	July	$876,237,127.98	$16,905,878.16	8.35%	$32,079,397.41	3.55%
	August	$827,621,003.26	$16,096,175.50	7.95%	$36,981,647.80	4.09%
	September	$762,123,944.45	$14,903,850.65	7.36%	$54,807,512.79	6.07%
	October	$703,280,246.05	$13,858,782.43	6.84%	$48,865,808.38	5.41%
	November	$642,769,496.93	$12,719,771.96	6.28%	$51,372,239.21	5.69%
	December	$577,835,741.66	$11,483,295.47	5.67%	$56,723,791.38	6.28%
2023-	January	$532,438,113.28	$10,629,282.87	5.25%	$37,711,073.22	4.17%
	February	$485,689,777.80	$9,739,811.99	4.81%	$39,720,061.44	4.40%
	March	$448,283,741.19	$9,050,193.65	4.47%	$30,829,227.95	3.41%
	April	$407,012,541.40	$8,280,367.53	4.09%	$35,273,346.57	3.90%
	May	$343,891,635.11	$7,064,159.17	3.49%	$58,128,825.39	6.43%
	June	$271,351,998.64	$5,636,231.09	2.78%	$68,653,955.56	7.60%
	July	$207,785,332.79	$4,367,217.53	2.16%	$60,580,474.10	6.71%
	August	$136,656,719.31	$2,922,987.91	1.44%	$69,263,033.56	7.67%
	September	$63,861,713.76	$1,431,931.39	0.71%	$72,058,497.89	7.98%
	October	$15,683,431.35	$402,885.85	0.20%	$48,100,457.29	5.32%
	November	$12,283,234.40	$321,942.16	0.16%	$3,158,101.70	0.35%
	December	$9,723,556.98	$256,302.81	0.13%	$2,365,913.85	0.26%
2024-	January	$8,249,214.93	$216,083.29	0.11%	$1,307,781.30	0.14%
	February	$8,037,519.55	$214,553.59	0.11%	$39,137.20	0.00%
	March	$7,863,883.95	$214,553.59	0.11%	$0.00	0.00%
	April	$7,689,364.68	$214,553.59	0.11%	$0.00	0.00%
	May	$7,490,733.86	$213,855.89	0.11%	$23,921.00	0.00%
	June	$7,077,117.72	$206,634.17	0.10%	$245,077.10	0.03%
	July	$5,785,410.55	$171,585.52	0.08%	$1,156,097.00	0.13%
	August	$3,965,972.56	$118,708.13	0.06%	$1,730,139.00	0.19%
	September	$1,948,251.85	$59,118.03	0.03%	$1,978,763.00	0.22%
	October	$39,633.18	$1,287.32	0.00%	$1,917,235.00	0.21%
	November	$0.00	$0.00	0.00%	$39,834.65	0.00%

Total			$202,507,774.97	100.00%	$903,345,336.83	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,105,853,111.80

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2022	Car	8	3.64%	$10,131	28.19%	76.59%
	CUV	67	7.33%	$12,938	31.50%	74.20%
	SUV	1	1.19%	$15,643	19.04%	38.89%
	Truck	6	2.47%	$13,263	22.26%	47.01%

	Total/Average	82	5.61%	$12,721	29.98%	70.31%

FEBRUARY 2022	Car	10	4.42%	$12,044	31.88%	76.25%
	CUV	85	9.25%	$12,641	33.18%	75.58%
	SUV	7	8.24%	$20,071	27.21%	55.47%
	Truck	9	3.98%	$9,857	19.01%	36.80%

	Total/Average	111	7.62%	$12,830	30.97%	68.67%

MARCH 2022	Car	23	7.72%	$12,635	35.88%	83.70%
	CUV	108	8.88%	$12,477	31.91%	71.73%
	SUV	2	2.13%	$22,901	28.18%	63.16%
	TRUCK	12	4.14%	$11,224	20.01%	40.34%

	Total/Average	145	7.64%	$12,542	30.99%	69.09%